Employee Benefit Plans (Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (888.2)	$ (826.7)
Accumulated benefit obligation	(872.4)	(807.6)
Fair value of plan assets	739.5	658.0
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(767.9)	(699.9)
Accumulated benefit obligation	(759.9)	(689.5)
Fair value of plan assets	677.4	590.7
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(120.3)	(126.8)
Accumulated benefit obligation	(112.5)	(118.1)
Fair value of plan assets	$ 62.1	$ 67.3